Derivative Liabilities - Fair Value Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivative liabilities	$ 4	$ 118
Common stock warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	3	66
Public warrants | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	2	38
Private placement warrants | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	1	28
Earnout shares liability | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	$ 1	$ 52